Property and equipment	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment	Property and equipment

	Property and equipment	Leasehold improvements	Total
	(in € millions)
Cost
At January 1, 2024	93	444	537
Additions	8	4	12
Disposals	(5)	(69)	(74)
Exchange differences	5	15	20
At December 31, 2024	101	394	495
Additions	47	15	62
Disposals	(5)	(28)	(33)
Exchange differences	(7)	(33)	(40)
At December 31, 2025	136	348	484
Accumulated depreciation and impairment loss
At January 1, 2024	(79)	(211)	(290)
Depreciation charge	(10)	(31)	(41)
Impairment charge	(1)	(17)	(18)
Disposals	6	46	52
Exchange differences	(3)	(7)	(10)
At December 31, 2024	(87)	(220)	(307)
Depreciation charge	(7)	(30)	(37)
Impairment charge	—	(3)	(3)
Disposals	5	23	28
Exchange differences	6	17	23
At December 31, 2025	(83)	(213)	(296)
Cost, net accumulated depreciation and impairment loss
At December 31, 2024	14	174	188
At December 31, 2025	53	135	188
Impairment charges included in the consolidated statement of operations for leasehold improvements and property and equipment in connection with the Office Space Optimization Initiative were €3 million, €18 million and €49 million for the years ended December 31, 2025, 2024 and 2023, respectively. See Note 10 for information regarding impairment charges related to lease right-of-use assets.
The Group had €39 million and €7 million of property and equipment and leasehold improvements that were not placed into service as of December 31, 2025 and 2024, respectively.